Disclosures on Financial Instruments - Summary of Contractual Maturities of Financial Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of maturity analysis for financial liabilities [line items]
Accounts payable and acceptances, carrying amount	₨ 791,452.9		₨ 853,615.0
Borrowings and interest thereon, carrying amount	1,070,506.5		899,664.0
Other financial liabilities, carrying amount	48,512.5		49,470.2
Derivative liabilities, carrying amount	74,049.7		86,578.6
Financial liabilities not measured at fair value	1,984,521.6	$ 28,696.7	1,889,327.8
Accounts payable and acceptances, contractual cash flows	791,452.9	11,444.6	853,615.0
Borrowings and interest thereon, contractual cash flows	1,216,339.3	17,588.6	1,020,717.6
Other financial liabilities, contractual cash flows	52,167.2	754.4	50,237.1
Derivative liabilities, contractual cash flows	92,410.8	1,336.3	105,160.4
Total, contractual cash flows	2,152,370.2	31,123.9	2,029,730.1
Collateralized debt obligations, carrying amount	30,473.3	440.7	13,205.8
Collateralized debt obligations, contractual cash flows	30,473.3	$ 440.7	13,205.8
Later than one year and not later than two years [Member]
Disclosure of maturity analysis for financial liabilities [line items]
Accounts payable and acceptances, contractual cash flows	791,452.9		853,615.0
Borrowings and interest thereon, contractual cash flows	398,168.8		311,803.8
Other financial liabilities, contractual cash flows	45,648.1		46,273.1
Derivative liabilities, contractual cash flows	47,425.3		62,076.6
Total, contractual cash flows	1,282,695.1		1,273,768.5
Collateralized debt obligations, contractual cash flows	14,824.2		7,280.9
Later than two years and not later than three years [Member]
Disclosure of maturity analysis for financial liabilities [line items]
Borrowings and interest thereon, contractual cash flows	184,162.3		149,973.7
Other financial liabilities, contractual cash flows	1,068.5		1,717.9
Derivative liabilities, contractual cash flows	28,341.0		29,688.0
Total, contractual cash flows	213,571.8		181,379.6
Collateralized debt obligations, contractual cash flows	10,134.0		5,924.9
Later than three years and not later than five years [Member]
Disclosure of maturity analysis for financial liabilities [line items]
Borrowings and interest thereon, contractual cash flows	438,942.3		398,648.1
Other financial liabilities, contractual cash flows	1,887.4		1,176.9
Derivative liabilities, contractual cash flows	13,643.1		12,188.2
Total, contractual cash flows	454,472.8		412,013.2
Collateralized debt obligations, contractual cash flows	5,515.1
Later than five years [Member]
Disclosure of maturity analysis for financial liabilities [line items]
Borrowings and interest thereon, contractual cash flows	195,065.9		160,292.0
Other financial liabilities, contractual cash flows	3,563.2		1,069.2
Derivative liabilities, contractual cash flows	3,001.4		1,207.6
Total, contractual cash flows	₨ 201,630.5		₨ 162,568.8